Share Capital - Summary of Movements in Share Capital (Parenthetical) (Detail) - CNY (¥) ¥ in Millions, shares in Millions			12 Months Ended
	Aug. 30, 2019	Aug. 29, 2019	Dec. 31, 2019
Disclosure of classes of share capital [Line items]
Proceeds from issue of shares			¥ 9,442
A shares [member] | Shanghai Juneyao Airlines Co., Ltd [member]
Disclosure of classes of share capital [Line items]
Number Of Shares Issued	1,394
Proceeds from issue of shares	¥ 7,440
H shares [member] | Shanghai Juneyao Airlines Hong Kong Co.,Ltd [member]
Disclosure of classes of share capital [Line items]
Number Of Shares Issued		518
Proceeds from issue of shares		¥ 2,002